Interest bearing debt - Scheduled debt repayments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Scheduled debt repayments and margin above LIBOR
Q4 2019	$ 49,554
2020	108,075
2021	196,575
Thereafter	608,613
Total	962,817
Unamortized upfront fees bank loans	(7,352)
Difference amortized cost/notional amount convertible note	(9,615)
Total interest bearing debt	945,851
Convertible Senior Notes [Member]
Scheduled debt repayments and margin above LIBOR
Q4 2019	32,860
2021	125,000
Total	$ 157,860
ABN Amro Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.40%
Q4 2019	$ 8,344
2020	33,378
2021	33,378
Thereafter	369,505
Total	$ 444,605
Credit Agricole Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.19%
Q4 2019	$ 1,649
2020	6,597
2021	6,597
Thereafter	42,925
Total	$ 57,769
Danish Ship Finance Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.25%
Q4 2019	$ 1,300
2020	39,000
Total	$ 40,300
Nordea Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.40%	[1]
Q4 2019	$ 5,400	[1]
2020	29,100	[1]
2021	31,600	[1]
Thereafter	196,183	[1]
Total	$ 262,283	[1]
ABN Amro Revolving Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.50%	[2]

[1]	$25.0 mill. undrawn as of September 30, 2019.
[2]	$48.9 mill. available as of September 30, 2019. Quarterly reduction of $1.3 million.